Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (76,437)	$ (21,425)	$ (57,643)	$ (49,511)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,217	158	1,006	312
Loss on disposal of fixed assets	15
Gain on change in fair value of warrants		(3,921)	(3,922)	(141)
Gain on foreign currency transactions	37		5
Stock-based compensation	29,488	1,259	6,021	12,034
Changes in operating assets and liabilities:
Accounts receivable	14,083	(2,914)	(16,187)	(264)
Inventories	(1,961)	(444)	(355)	(245)
Deferred fulfillment costs	(9,912)	17,693	17,505	(2,992)
Prepaid expenses and other assets	(3,729)	(215)	8	(335)
Accounts payable	3,621	(235)	442	(1,713)
Accrued expenses	2,866	(538)	3,425	4,002
Contract liabilities	1,434	(25,195)	(8,306)	9,921
Other liabilities	(62)	261	2,027	111
Net cash used in operating activities	(39,340)	(35,516)	(55,974)	(28,821)
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(2,139)	(2,114)	(8,718)	(1,818)
Net cash used in investing activities	(2,139)	(2,114)	(8,718)	(1,818)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	495	32	226	715
Proceeds from the issuance of Series B-2 Preferred Stock, net of issuance costs				162,811
Proceeds from the issuance of Series B-3 Warrants, net of issuance costs				4,063
Net cash provided by financing activities	495	32	226	167,589
Effect of exchange rate on cash	(43)		(4)
Net (decrease) increase in cash, cash equivalents, and restricted cash	(41,027)	(37,598)	(64,470)	136,950
Cash, cash equivalents, and restricted cash at beginning of period	94,978	159,448	159,448	22,498
Cash, cash equivalents, and restricted cash at end of period	53,951	121,850	$ 94,978	$ 159,448
NON-CASH INVESTING AND FINANCING ACTIVITIES
Purchase of property and equipment included in accounts payable and accrued expenses	156	$ 1,127
Deferred transaction costs not yet paid included in accrued expenses	$ 1,656